Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment.
Schedule of property, plant and equipment

	2019
		Machinery,	Assets and	Asset
	Dam and	equipment, and	projects under	retirement
	buildings	facilities	construction	obligation	Mining projects	Other	Total
Balance at the beginning of the year
Cost	1,002,885	2,357,254	349,069	175,506	243,629	51,142	4,179,485
Accumulated depreciation	(452,560)	(1,554,728)	—	(91,874)	(86,904)	(24,968)	(2,211,034)
Net balance	550,325	802,526	349,069	83,632	156,725	26,174	1,968,451

Additions (i) (ii)	47	508	410,253	776	1,529	32	413,145
Disposals	(569)	(2,388)	(315)	—	(88)	(2,833)	(6,193)
Depreciation	(50,295)	(134,092)	—	(5,971)	(2,297)	(1,418)	(194,073)
Impairment loss - Note 31	(15,225)	(27,458)	—	—	—	—	(42,683)
Foreign exchange effect	(11,169)	(13,431)	(9,801)	(2,115)	—	(718)	(37,234)
Transfers - Note 24 (a)	65,545	129,167	(214,114)	—	12,239	2,381	(4,782)
Reclassification – note 5(a)	—	(2,278)	—	—	—	—	(2,278)
Remeasurement of asset retirement obligation	—	—	—	28,337	—	—	28,337
Balance at the end of the year	538,659	752,554	535,092	104,659	168,108	23,618	2,122,690

Cost	1,027,045	2,399,957	535,092	201,892	261,117	45,035	4,470,138
Accumulated depreciation	(488,386)	(1,647,403)	—	(97,233)	(93,009)	(21,417)	(2,347,448)
Balance at the end of the year	538,659	752,554	535,092	104,659	168,108	23,618	2,122,690

Average annual depreciation rates %	4	7	—	5	8	—

	2018
		Machinery,	Assets and	Asset
	Dam and	equipment, and	projects under	retirement
	buildings	facilities	construction	obligation	Mining projects	Other	Total
Balance at the beginning of the year
Cost	1,030,686	2,422,254	235,501	178,662	243,938	59,545	4,170,586
Accumulated depreciation	(453,140)	(1,504,433)	—	(101,527)	(85,455)	(29,517)	(2,174,072)
Net balance	577,546	917,821	235,501	77,135	158,483	30,028	1,996,514

Additions (i)	2,613	2,878	294,229	—	—	53	299,773
Disposals	(3,207)	(6,985)	(1,148)	—	—	(691)	(12,031)
Depreciation	(48,072)	(131,099)	—	(4,592)	(1,931)	(1,771)	(187,465)
Impairment loss	—	—	(3,283)	—	—	—	(3,283)
Foreign exchange effect	(42,117)	(58,574)	(28,827)	(9,688)	—	(2,637)	(141,843)
Transfers - Note 24 (a)	63,562	78,485	(147,403)	—	173	1,192	(3,991)
Remeasurement of asset retirement obligation	—	—	—	20,777	—	—	20,777
Balance at the end of the year	550,325	802,526	349,069	83,632	156,725	26,174	1,968,451

Cost	1,002,885	2,357,254	349,069	175,506	243,629	51,142	4,179,485
Accumulated depreciation	(452,560)	(1,554,728)	—	(91,874)	(86,904)	(24,968)	(2,211,034)
Balance at the end of the year	550,325	802,526	349,069	83,632	156,725	26,174	1,968,451

Average annual depreciation rates %	4	7	—	5	8	—
(i)	Additions include capitalized borrowing costs in the amount of USD 8,719 for the year ended December 31, 2019 (December 31, 2018 – USD 10,037).
(ii)	Increase in Assets and projects under construction is mainly due to the execution of Aripuanã project.